Employee Benefit Plans - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Contribution for multi-employer defined contribution plan	¥ 34,901,469	¥ 30,548,243	¥ 17,909,266